Cash and Cash Equivalents and Margin Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Margin Cash [Abstract]
Schedule of Considered as Cash and Cash Equivalents	The cash is redeemable when the contracts are settled, therefore they are not considered as cash and cash equivalents.
Cash and cash equivalents	December 31, 2024	December 31, 2023
Cash on hand and at banks	2,197,822	1,830,814
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic) (1)	3,415,850	2,738,703
	5,613,672	4,569,517
Margin cash
Margin cash (Restricted cash)	104,220	18,191
Investments in Treasury Bills	32,334	114,270
	136,554	132,461

Total	5,750,226	4,701,978

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.